Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Buildings	$8,005,613	$7,583,912
Machinery and equipment	2,456,548	2,262,271
Automobiles	85,776	83,113
Office and electric equipment	563,327	522,552
Construction-in-progress	27,940	35,458
Subtotal	11,139,204	10,487,306
Less: accumulated depreciation	(7,351,637)	(6,903,753)
Property, plant and equipment, net	$3,787,567	$3,583,553

Construction-in-progress consisted of design fee for the construction project, which amounted to $27,940 and $35,458 as of March 31, 2026 and September 30, 2025, respectively. Depreciation expense was $223,202 and $246,293 for the six months ended March 31, 2026 and 2025, respectively.